Shareholders’ Equity - Schedule of Stock Option Activity (Details) - Stock Option [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Options:
Outstanding share options, ending balance	5,461,337	4,590,375	5,057,255	6,052,214
Weighted-average exercise price, ending balance (in Dollars per share)	$ 3.102	$ 4.62	$ 4.543	$ 4.166
Weighted average remaining contractual life (years), ending balance	5 years 4 months 10 days	5 years 10 months 13 days	5 years 7 months 28 days	5 years 6 months 25 days
Aggregate intrinsic value, ending balance (in Dollars)	$ 16,713,971	$ 1,364,975	$ 2,352,517	$ 7,761,705
Granted, Outstanding share options		80,000	430,874	1,630,142
Granted, Weighted-average exercise price (in Dollars per share)		$ 1.91	$ 2.728	$ 6.833
Exercisable, Outstanding share options		3,716,507
Exercisable, Weighted-average exercise price (in Dollars per share)		$ 4.43
Exercisable, Weighted average remaining contractual life (years)		5 years 5 months 1 day
Exercisable, Aggregate intrinsic value (in Dollars)		$ 1,364,975
Options available for future grants, Outstanding share options		531,969
Forfeited, Outstanding share options		(291,124)	(351,671)	(468,814)
Forfeited, Weighted-average exercise price (in Dollars per share)		$ 6.08	$ 7.767	$ 5.557
Exercised, Outstanding share options		(255,756)	(1,074,162)	(570,451)
Exercised, Weighted-average exercise price (in Dollars per share)		$ 0.81	$ 0.654	$ 0.482